Convertible Notes Payable Additional (Details)	3 Months Ended
Oct. 31, 2013
Note 1
Default clause	Lender will have the ability of becoming the controlling shareholder of the Company.
Note 2
Convertible terms	60% of the lowest trade price during the 25 trading days prior to a conversion notice.
Note 3
Default clause
22% per annum or the maximum rate permitted under applicable law

Convertible terms	65% of the average of the lowest three closing bid prices of the Common Stock for the twenty trading days immediately prior to the conversion date.
Note 4
Default clause	12% , applied to the outstanding balance of each note
Convertible terms

Each Note is convertible, at any time after the date six months from the Purchase Price Date (as defined in the Master Note), into shares of the Company’s common stock at an exercise price equal to (i) the outstanding balance divided by (ii) 60% of the lowest intra-day trade price in the twenty-five (25) trading days immediately preceding the conversion, subject to certain adjustment as further described in the Master Note (the “Conversion Price”).

Note 5
Default clause	Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of 22% per annum from the due date thereof. The note may be converted into common stock of the Company at any time beginning on the 180th day of the date of the note. However, the note shall not be converted if the conversion would result in beneficial ownership by the holder of the note and its affiliates to own more than 9.99% of the outstanding shares of the Company’s common stock. Such limitations on conversion may be waived by the note holder upon with not less than 61 days’ prior notice to the Company. The conversion price is 58% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days immediately prior to the conversion date.
Convertible terms	The Note may be converted into common stock of the Company at any time beginning on the 180th day of the date of the Note. However, the Note shall not be converted if the conversion would result in beneficial ownership by the holder of the Note and its affiliates to own more than 9.99% of the outstanding shares of the Company’s common stock. Such limitations on conversion may be waived by the Note holder upon with not less than 61 days’ prior notice to the Company. The conversion price is 58% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days immediately prior to the conversion date.
Note 6
Default clause	Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of 22% per annum from the due date thereof. The note may be converted into common stock of the Company at any time beginning on the 180th day of the date of the note. However, the note shall not be converted if the conversion would result in beneficial ownership by the holder of the note and its affiliates to own more than 9.99% of the outstanding shares of the Company’s common stock. Such limitations on conversion may be waived by the note holder upon with not less than 61 days’ prior notice to the Company. The conversion price is 58% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days immediately prior to the conversion date.
Convertible terms

The Note may be converted into common stock of the Company at any time beginning on the 180th day of the date of the Note. However, the Note shall not be converted if the conversion would result in beneficial ownership by the holder of the Note and its affiliates to own more than 9.99% of the outstanding shares of the Company’s common stock. Such limitations on conversion may be waived by the Note holder upon with not less than 61 days’ prior notice to the Company. The conversion price is 58% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days immediately prior to the conversion date.